Variable Interest Entities (VIEs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entities (VIEs) [Abstract]
Number of semi submersible rigs under sale leaseback arrangements	2
Term of lease contracts	15 years
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Book value of units in the Company's consolidated accounts	$ 12,894	[1]	$ 11,223	[1]
SFL West Polaris Limited [Member]
Variable Interest Entity [Line Items]
Name of unit	West Polaris		West Polaris
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Investment in finance lease	534		611
Other assets	7		12
Total assets	541		623
Long term debt	360		398
Other liabilities	107		174
Total liabilities	467		572
Equity	74		51
Book value of units in the Company's consolidated accounts	594		614
SFL Deepwater Ltd [Member]
Variable Interest Entity [Line Items]
Name of unit	West Taurus West Hercules		West Taurus West Hercules
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Investment in finance lease	1,120		1,240
Other assets	20		23
Total assets	1,140		1,263
Long term debt	0		822
Other liabilities	989		326
Total liabilities	989		1,148
Equity	151		115
Book value of units in the Company's consolidated accounts	1,035		1,021
West Polaris [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Jul 2008
Sale value	850
First repurchase option	548
Month of first repurchase option	September 2012
Last repurchase option	178	[2]
Month of last repurchase option	Jun 2023	[2]
Put option exercisable at end of lease terms	75
Base LIBOR Interest Rate (in hundredths)	2.85%
Bareboat charter rates per day, five year schedule [Abstract]
2013	223.3
2014	176.5
2015	175.4
2016	170.0
2017	170.0
West Taurus [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Nov 2008
Sale value	850
First repurchase option	418
Month of first repurchase option	February 2015
Last repurchase option	149	[2]
Month of last repurchase option	Nov 2023	[2]
Repurchase obligation	149
Base LIBOR Interest Rate (in hundredths)	4.25%
Bareboat charter rates per day, five year schedule [Abstract]
2013	316.2	[3]
2014	320.7
2015	165.0
2016	158.8
2017	157.5
Fixed interest rate for the period (in hundredths)	2.17%
West Hercules [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Oct 2008
Sale value	850
First repurchase option	580
Month of first repurchase option	August 2011
Last repurchase option	135	[2]
Month of last repurchase option	Aug 2023	[2]
Repurchase obligation	135
Base LIBOR Interest Rate (in hundredths)	4.25%
Bareboat charter rates per day, five year schedule [Abstract]
2013	250.0
2014	238.5
2015	180.0
2016	172.5
2017	$ 170.0

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to Seadrill for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively.
[3]	For a period the interest rates West Taurus have been fixed at 2.17% regardless of movements in LIBOR interest rates. The fixed charter rate is reflected in the above table.